Related Party Transactions	12 Months Ended
Dec. 31, 2010
Related Party Transactions [Abstract]
Related Party Transactions

Note 13 – RELATED PARTY TRANSACTIONS

2010 and 2009

None.

2008

On December 22, 2008, the Company entered into a Securities Purchase Agreement with Stillwater Holdings LLC, a beneficial owner of more than 5% of the Company's common stock, pursuant to which the Company sold and issued an aggregate of 4,033 shares of its Preferred Stock – Series B for an aggregate price of approximately $4.03 million and warrants to purchase 1,875,467 shares of common stock at $1.03 per share. The proceeds from the Securities Purchase Agreement were used to pay approximately $4.01 million of the outstanding principal of its Amended Notes and approximately $0.02 million of accrued interest.  One employee had an Amended Note of $10 thousand which was repaid. Alexandra Global Master Fund Ltd ("Alexandra"), a beneficial owner of more than 5% of the Company's common stock, had its Amended Note of $3 million repaid.

In addition, the Company entered into an Exchange Agreement (the "Exchange Agreement") with three holders ("Holders") of its outstanding Amended Notes.  Pursuant to the Exchange Agreement, the Holders exchanged $1.7 million of their outstanding Amended Notes and unpaid interest, $6 thousand, and received 1,706 shares of the Preferred Stock.   Paul Cronson, Board member, through Navacorp III, LLC - a Note Holder, exchanged an Amended Note of $200 thousand for 200 shares of Preferred Stock – Series B.  Rainbow Gate Corporation, a corporation whose investment manager is the sole member of Stillwater Holdings LLC and whose controlling shareholder is the same as Ginola Limited's, exchanged an Amended Note of $700 thousand and accrued interest of $3 thousand for 703 shares of Preferred Stock – Series B.  Ginola Limited, a beneficial owner of more than 5%, exchanged an Amended Note of $800 thousand and accrued interest of $3 thousand for 803 shares of Preferred stock – Series B.    On December 22, 2008, Stillwater Holdings LLC converted its $250 thousand Amended Note and accrued interest of approximately $1.2 thousand to 717,620 shares of Common Stock.

On April 2, 2008, the Company entered into a Securities Purchase Agreement ("Purchase Agreement"), pursuant to which the Company sold and issued 1,586,539 shares of common stock, par value of $0.001 per share, at a price of $1.04 per share and warrants to purchase an additional 793,273 shares of common stock for an aggregate purchase price of approximately $1.65 million.  The net proceeds received after expenses were approximately $1.58 million.  The warrants are exercisable at a price of $1.30 per share and expire on April 2, 2013.

Stillwater Holdings LLC, as a beneficial owner of more than 5%, invested $500 thousand and received 480,769 shares of common stock and warrants to purchase additional 240,385 shares of common stock.  Ginola Limited, as a beneficial owner of more than 5%, invested $250 thousand and received 240,385 shares of common stock and warrants to purchase an additional 120,193 shares of common stock.